UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2016

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2016

Mutual Funds (94.3%)	Shares	Value

Fidelity Small Cap Discovery	15,506	$ 424,551
T. Rowe Price New Horizons	10,378	422,581
Vanguard Small Cap Value Index Adm	9,436	413,110
Vanguard Strategic Small Cap Equity Inv	14,049	410,360
Homestead Small Company Stock	11,415	406,375
Hodges Small Cap	22,662	391,374
TFS Small Cap	32,136	381,128
PIMCO Small Cap StockPLUS AR Strategy I	47,422	363,255
Glenmede Small Cap Equity Adv	14,453	362,772
Vanguard Tax-Managed Small Cap Adm	7,819	354,301
T Rowe Price Small Cap Stock	8,052	310,405
Fidelity Small Cap Value	16,988	295,074
PNC Multi Factor Small Cap Core I	14,313	286,116
Westwood Small Cap Value I	21,786	282,571
DFA US Targeted Value I	11,843	239,226

Total Mutual Funds (Cost $ 5,119.250)		5,343,199

Short-Term Securities (3.7%)

Fidelity Institutional Money Market (Cost $ 206,855)		206,855

Total Short-Term Securities		206,855

Total Investments in Securities (Cost $ 5,326,105) (97.9%)		5,550,054

Other Assets (2.0%)		111,595

Net Assets (100%)		$ 5,661,649

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

March 31, 2016

Mutual Funds (92.0%)	Shares	Value

Glenmede Large Cap Core Portfolio	29,257	$ 640,727
Oakmark Select I	15,543	575,572
DoubleLine Shiller Enhanced CAPE I	46,560	573,621
Primecap Odyssey Aggressive Growth	17,410	545,964
Akre Focus I	21,771	519,013
PIMCO Fundamental Index Plus AR I	85,315	505,915
Primecap Odyssey Stock	21,213	500,000
LSV Value Equity	21,602	493,601
T. Rowe Price Value	15,652	491,952
ClearBridge Aggressive Growth FI	2,606	475,803
Parnassus Core Equity Inv	12,475	471,557
Vanguard US Value Inv	28,952	471,048
Nicholas	7,550	466,434
Shelton Nasdaq-100 Index Direct	39,886	457,896
T Rowe Price Media & Telecommunications	6,031	420,249
Vanguard Strategic Equity Inv	12,962	368,373
Vanguard Selected Value Inv	14,000	366,380
John Hancock Discipline Value Mid Cap I	17,224	329,675
Hennessy Cornerstone Mid Cap 30 I	16,770	329,372
Fidelity Select Biotechnology Portfolio	1,573	265,490

Total Mutual Funds (Cost $ 9,213,360)		9,268,642

Short-Term Securities (6.4%)

Fidelity Institutional Money Market (Cost $ 644,323)		644,323

Total Short-Term Securities		644,323

Total Investments in Securities (Cost $ 9,857,683) (98.4%)		9,912,965

Other Assets (1.6%)		158,909

Net Assets (100%)		$ 10,071,874

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2016

Mutual Funds (91.0%)	Shares	Value

MFS International Value I	9,983	$ 365,887
Oakmark International I	15,177	314,621
Lazard International Strategic Equity I	22,762	302,504
T. Rowe Price Health Sciences	4,771	288,582
Oppenheimer International Growth Y	7,908	286,833
Virtus Emerging Market I	30,190	276,544
PIMCO International StockPLUS AR Strategy I (USD Hedged)	38,637	255,778
Oppenheimer International Small-Mid Co Y	6,927	250,069
Oppenheimer Developing Markets Y	7,703	238,113
Oberweis International Opportunitites	9,891	207,814
FMI International	6,988	200,280
Vanguard Global Minimum Volatility Adm	8,543	197,181
Alpine Global Infrastructure I	9,744	166,039
Vanguard Materials Index Adm	3,209	160,578
AllianzGI Global Water I	11,981	157,308
Cohen & Steers Real Estate Securities I	10,323	155,988
Fidelity Select Chemicals Portfolio	1,094	145,465
Third Avenue Real Estate Value I	4,771	136,498
Vanguard Energy Index Adm	3,146	134,899
Baron Emerging Markets Retail	12,493	133,050
Harding Loevner Frontier Emerging Markets I	17,870	127,417
T. Rowe Price Africa and Middle East	15,182	114,018

Total Mutual Funds (Cost $ 4,347,860)		4,615,466

Short-Term Securities (7.2%)

Fidelity Institutional Money Market (Cost $ 367,444)		367,444

Total Short-term Securities		367,444

Total Investments in Securities (Cost $ 4,715,304) (98.1%)		4,982,910

Other Assets (1.8%)		93,438

Net Assets (100%)		$ 5,076,348

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2016

Mutual Funds (87.2%)	Shares	Value

Vanguard Total Intl Bond Index Adm	9,474	$ 206,158
Doubleline Total Return Bond Fund I	18,551	201,649
TCW Total Return Bond I	19,508	200,538
PIMCO Income I	16,807	197,815
Cohen & Steers Preferred Sec & Inc I	14,659	196,718
PIMCO Foreign Bond (USD Hedged) I	19,360	196,697
Vanguard High Dividend Yield Index Inv	6,890	188,376
PIMCO Investment Grade Corporate Bond I	17,838	181,057
Vanguard Utilities Index Adm	3,313	178,688
Payden Corporate Bond	16,255	178,321
Fidelity New Markets Income	11,564	172,997
Forward Select Income I	7,092	160,348
Goldman Sachs Emerging Market Debt IR	12,669	155,321
Western Asset Core Plus Bond FI	13,146	152,892
Loomis Sayles Strategic Income Y	10,965	151,535
Thornburg Limited Term Income A	11,321	151,139
Fidelity Capital and Income	16,376	149,181
Frost Total Return Bond Inv	13,787	141,596
Credit Suisse Floating Rate High Income I	21,412	139,603
Virtus Multi-Sector Short Term Bond I	27,347	127,165
Nuveen Symphony Floating Rate Income I	5,956	113,753

Total Mutual Funds (Cost $ 3,565,000)		3,541,547

Short-Term Securities (2.9%)

Fidelity Institutional Money Market (Cost $ 116,433)		116,433

Total Short-term Securities		116,433

Total Investments in Securities (Cost $ 3,681,433) (90.1%)		3,657,980

Other Assets (9.9%)		405,183

Net Assets (100%)		$ 4,063,163

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2016:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 5,550,054	$ 9,912,965	$ 4,982,910	$ 3,657,980
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 5,550,054	$ 9,912,965	$ 4,982,910	$ 3,657,980

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 6, 2016